Label	Element	Value
International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock	VALIC Company I International Growth Fund (the “Fund”) Supplement dated September 8, 2016 to the Prospectus dated October 1, 2015 The following changes are effective September 1, 2016:
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the section entitled “Fund Summary: International Growth Fund – Fees and Expenses of the Fund,” the table of Annual Fund Operating Expenses is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operation Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense table above has been restated to reflect a complete fiscal year of the fee waiver agreement that was instituted on September 1, 2016.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In addition, the “Expense Example” is deleted and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all contractual expense limitations and fee waivers, as applicable, remain in effect only for the periods ending September 30, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
International Growth Fund | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.91%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	none
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,289

[1]	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective September 1, 2016, through September 30, 2017, the investment adviser, The Variable Annuity Life Insurance Company ("VALIC"), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Fund to VALIC equals 0.89% of average monthly assets on the first $250 million, 0.84% on the next $250 million, 0.79% on the next $500 million and 0.74% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended.
[2]	The expense table above has been restated to reflect a complete fiscal year of the fee waiver agreement that was instituted on September 1, 2016.